Intangible Assets, Net and Goodwill - Changes in intangible assets and goodwill with indefinite useful lives (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of the changes in intangible assets
Balance at beginning of the period	$ 40,389,842
Balance at end of the period	38,927,089	$ 40,389,842
Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067	15,166,067
Balance at end of the period	15,070,025	15,166,067
Goodwill
Analysis of the changes in intangible assets
Balance at beginning of the period	13,904,998	13,904,998
Balance at end of the period	13,454,998	13,904,998
Intangible Assets with Indefinite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	29,103,893
Balance at end of the period	28,557,851	29,103,893
Intangible Assets with Indefinite Useful Lives | Trademarks with finite useful lives
Analysis of the changes in intangible assets
Balance at beginning of the period	32,828
Balance at end of the period	32,828	32,828
Intangible Assets with Indefinite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067
Balance at end of the period	15,070,025	15,166,067
Intangible Assets with Indefinite Useful Lives | Goodwill
Analysis of the changes in intangible assets
Balance at beginning of the period	13,904,998
Balance at end of the period	13,454,998	13,904,998
Cost
Analysis of the changes in intangible assets
Balance at beginning of the period	66,614,306
Balance at end of the period	68,918,302	66,614,306
Cost | Intangible Assets with Indefinite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	29,103,893	29,103,893
Acquisitions	21,564
Retirements and impairment adjustments	(567,606)
Balance at end of the period	28,557,851	29,103,893
Cost | Intangible Assets with Indefinite Useful Lives | Trademarks with finite useful lives
Analysis of the changes in intangible assets
Balance at beginning of the period	32,828	32,828
Balance at end of the period	32,828	32,828
Cost | Intangible Assets with Indefinite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067	15,166,067
Acquisitions	21,564
Retirements and impairment adjustments	(117,606)
Balance at end of the period	15,070,025	15,166,067
Cost | Intangible Assets with Indefinite Useful Lives | Goodwill
Analysis of the changes in intangible assets
Balance at beginning of the period	13,904,998	13,904,998
Retirements and impairment adjustments	(450,000)
Balance at end of the period	$ 13,454,998	$ 13,904,998